Accounts Receivable - Disclosure of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable [Abstract]
Allowance for doubtful accounts, beginning of year	$ 44,579	$ 35,639
plus: new allowance recognized	139,370	44,579
less: allowance collected	(44,579)	(35,639)
Allowance for doubtful accounts, end of year	$ 139,370	$ 44,579